Accrued liabilities and provisions - Legal proceedings not recognised (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($) item	Dec. 31, 2019 COP ($) item
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	1,143	974
Proceedings amount | $	$ 16,601,417	$ 16,541,802
Constitutional Action [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	20	16
Proceedings amount | $	$ 15,810,719	$ 15,689,778
Ordinary Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	156	162
Proceedings amount | $	$ 714,606	$ 781,686
Ordinary Labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	659	614
Proceedings amount | $	$ 54,030	$ 51,029
Ordinary Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	54	54
Proceedings amount | $	$ 6,363	$ 17,956
Special labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	15	13
Proceedings amount | $	$ 3,106	$ 720
Penal [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	2	1
Proceedings amount | $	$ 595	$ 595
Executive Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	2	1
Proceedings amount | $	$ 11,951	$ 28
Guardianship [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	234	112
Proceedings amount | $	$ 47	$ 10
Executive Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes	1	1